Taxation - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended
	Apr. 01, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Effective tax rate		3.60%	8.90%
Deferred tax assets		$ 21,723		$ 21,926
Deferred tax liabilities		$ 76,295		$ 64,886
United Kingdom
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Payment Arrangement, Percent		19.00%	19.00%
United Kingdom | Minimum [Member]
Operating Loss Carryforwards [Line Items]
United Kingdom corporate tax rate	19.00%
United Kingdom | Maximum [Member]
Operating Loss Carryforwards [Line Items]
United Kingdom corporate tax rate	25.00%